Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 85,494	$ 75,400	$ 65,886
Taiwan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	69,532	77,130	73,461
Cayman Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	16,996	(57)	(7,395)
US operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(2,248)	(2,251)	(1,597)
China Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	1,105	506	1,388
Korea Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	91	55	29
Japan Operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 18	$ 17	$ 0